Sales (Details) - USD ($)		12 Months Ended
	Sep. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods		$ 863,470,000	$ 637,619,000	$ 821,930,000
Revenue from rendering of services		21,052,000	20,285,000	23,661,000
Copper		340,522,000	181,311,000	238,304,000
Silver		316,930,000	230,498,000	298,171,000
Gold		262,676,000	229,590,000	254,194,000
Zinc		143,580,000	120,546,000	149,317,000
Lead		51,907,000	48,426,000	89,141,000
Manganese sulfate		4,976,000	4,051,000	6,046,000
Revenue from sale of goods before commercial deductions		1,120,591,000	814,422,000	1,035,173,000
Commercial deductions		(196,201,000)	(179,748,000)	(220,306,000)
Royalty income		15,928,000	18,638,000	22,297,000
Revenue from contracts with customers	$ 21,023,000	961,370,000	673,597,000	860,825,000
Revenue		900,450,000	676,542,000	867,888,000
Contracts with customers for sale of goods		924,390,000	634,674,000	814,867,000
Hedge Operations		(51,952,000)	(6,464,000)	4,322,000
Fair Value of accounts receivables.		(5,137,000)	4,255,000	394,000
Adjustments to prior period liquidations		(3,831,000)	5,154,000	2,347,000
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		20,936,000	20,173,000	23,501,000
Royalty income		15,928,000	18,638,000	22,297,000
Contracts with customers for sale of goods		702,962,000	389,854,000	476,978,000
Central America
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		96,000	92,000	130,000
Contracts with customers for sale of goods		145,988,000	163,500,000	171,769,000
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods		23,637,000	42,210,000	105,645,000
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		20,000	20,000	30,000
Contracts with customers for sale of goods		$ 51,803,000	$ 39,110,000	$ 60,475,000